Post-employment Benefits (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	R$ 11,441,537	R$ 10,764,057
Fair value of the plan assets	(11,644,909)	(10,866,333)
Plan coverage status	(203,372)	(102,276)
Unrecognized asset	1,675,336	1,260,644
Total	1,471,964	R$ 1,158,368
Unified Plan
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	5,566,398
Fair value of the plan assets	(6,631,978)
Plan coverage status	(1,065,580)
Unrecognized asset	1,065,580
Total	0
Plan III
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	4,203,217
Fair value of the plan assets	(4,812,973)
Plan coverage status	(609,756)
Unrecognized asset	609,756
Total	0
Assistance Plan
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	1,671,922
Fair value of the plan assets	(199,958)
Plan coverage status	1,471,964
Unrecognized asset	0
Total	R$ 1,471,964